Stockholder's Equity - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Beginning balance, shares	9,446
Granted, options	2,314
Exercised, options	(297)
Canceled/expired/forfeited, options	(813)
Ending balance, shares	10,650
Exercisable at December 31, options	6,760
Beginning balance, Weighted Average Exercise Price	$ 36.84
Granted, Weighted Average Exercise Price	$ 31.84
Exercised, Weighted Average Exercise Price	$ 18.79
Canceled/expired/forfeited, Weighted Average Exercise Price	$ 33.80
Ending Balance, Weighted Average Exercise Price	$ 36.51
Exercisable at December 31, Weighted Average Exercise Price	$ 38.66